Convertible Preferred Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended			6 Months Ended	1 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Directors	Jun. 07, 2005 Series G Convertible Preferred Stock	Jun. 30, 2014 Series G Convertible Preferred Stock	Dec. 31, 2013 Series G Convertible Preferred Stock	Dec. 31, 2012 Series G Convertible Preferred Stock	Jun. 30, 2014 Series G Convertible Preferred Stock Minimum	Jun. 01, 2009 Series H Convertible Preferred Stock	Jun. 30, 2014 Series H Convertible Preferred Stock	Dec. 31, 2013 Series H Convertible Preferred Stock	Dec. 31, 2012 Series H Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock issued			5,391,441	0	5,391,441	5,391,441		4,124,986	0	4,124,986	4,124,986
Convertible preferred stock, issuance price per share			$ 11.00					$ 16.69
Aggregate cash purchase price			$ 59.3					$ 68.8
Convertible preferred stock, net of issuance costs			59.1					63.8
Issuance Costs			$ 0.2					$ 5.0
Convertible preferred stock, distribution upon liquidation				$ 11					$ 16.69
Holders of convertible preferred stock receiving percentage from assets upon liquidation							80.00%
Convertible preferred stock, conversion description		Each Series H and Series G share would have been convertible into a number of shares of common stock equal to the Series H Liquidation Payment and Series G Liquidation Payment divided by the then-effective conversion price ($4.18 and $2.75, respectively), subject to antidilution adjustments and adjustments for subsequent stock splits, stock dividends, combinations or other recapitalizations.
Convertible preferred stock, conversion price per share				$ 2.75					$ 4.18
Convertible preferred stock holders right, to elect number of board of directors		4
Convertible preferred stock, redemption price per share				$ 11					$ 16.69
Total aggregate shares of common stock after conversions	38,065,708